Short-Term Investments and Financial Instruments (Details) - VASO CORPORATION [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Short-Term Investments and Financial Instruments (Details) [Line Items]
Bank deposite	$ 411,000	$ 411,000	$ 433,000
Held-to-maturity investment	15,427,000	15,427,000	8,071,000
Fair value short term investment	15,426,000	15,426,000	$ 8,064,000
Unrecognized holding gain	$ 3,000	$ 1,000